Consolidated Balance Sheet Components (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Consolidated Balance Sheet Components
Schedule of prepaid expenses and other current assets, net

Prepaid expenses and other current assets consisted of the following:

	March 31,	December 31,
	2022	2021

Prepaid expenses	$3,702	$3,162
Other current assets	2,468	1,986
Prepaid expenses and other current assets	$6,170	$5,148

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2021	2020
Prepaid expenses	$3,162	$2,707
Loans receivable from equity method investment, current	—	62
Other current assets	1,986	1,377
Prepaid expenses and other current assets	$5,148	$4,146

Schedule of Useful Lives for Property and Equipment

Property and Equipment, Net

Property and equipment, net consisted of the following:

	March 31,	December 31,
	2022	2021

Computer equipment	$335	$336
Furniture and fixtures	632	621
Leasehold improvements	415	320
Total property and equipment	$1,382	$1,277
Less: accumulated depreciation	(847)	(780)
Property and equipment, net	$535	$497

Property and equipment, net consisted of the following:

	As of December 31,
	2021	2020
Computer equipment	$336	$336
Furniture and fixtures	621	621
Leasehold improvements	320	320
Total property and equipment	$1,277	$1,277
Less: Accumulated depreciation	(780)	(380)
Property and equipment, net	$497	$897

Schedule of capitalized internal-use software

Capitalized internal-use software consists of the following:

	As of December 31,
	2021	2020
Capitalized internal-use software	$2,860	$1,592
Less: Accumulated amortization	(169)	(17)
Total capitalized internal-use software	$2,691	$1,575

Schedule of accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2021	2020
Accrued professional services	$1,798	$656
Accrued payments related to acquisitions and financing	1,134	3,565
Accrued taxes and deferred tax liabilities	1,421	283
Early exercise liability	786	36
Other current liabilities	3,204	2,748
Total	$8,343	$7,288